Loans (Commercial Loan Portfolio Classes, Disaggregated By PD Grade) (Details) (USD $)	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	$ 15,917,376,000		$ 16,159,720,000		$ 17,559,717,000
Total loans individually evaluated for impairment	479,751,000		622,852,000		564,167,000
Total commercial loans	9,393,000,000		9,009,000,000
General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	6,208,000,000		6,092,000,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,394,000,000		817,000,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	413,000,000	[1]	430,000,000	[1]
LOCOM valuation allowance	34,200,000		35,600,000
Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	1,257,000,000		1,407,000,000
Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	121,000,000		263,000,000
Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total commercial loans	186,000,000		395,000,000
PD Grade 1 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,000,000		86,000,000
PD Grade 1 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	172,000,000		86,000,000
PD Grade 1 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 1 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 1 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 2 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	159,000,000		91,000,000
PD Grade 2 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	156,000,000		87,000,000
PD Grade 2 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 2 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 2 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,000,000		4,000,000
PD Grade 2 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	182,000,000		159,000,000
PD Grade 3 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	162,000,000		143,000,000
PD Grade 3 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 3 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	20,000,000		16,000,000
PD Grade 3 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 3 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			1,000,000
PD Grade 4 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	228,000,000		207,000,000
PD Grade 4 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	221,000,000		199,000,000
PD Grade 4 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 4 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 4 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	7,000,000		8,000,000
PD Grade 4 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 4 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		2,000,000
PD Grade 5 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	410,000,000		385,000,000
PD Grade 5 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	385,000,000		360,000,000
PD Grade 5 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 5 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 5 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	25,000,000		24,000,000
PD Grade 5 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			1,000,000
PD Grade 5 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		5,000,000
PD Grade 6 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,168,000,000		807,000,000
PD Grade 6 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	892,000,000		666,000,000
PD Grade 6 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,000,000		88,000,000
PD Grade 6 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 6 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	115,000,000		53,000,000
PD Grade 6 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000
PD Grade 6 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,000,000		6,000,000
PD Grade 7 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,737,000,000		1,170,000,000
PD Grade 7 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	892,000,000		855,000,000
PD Grade 7 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	664,000,000		214,000,000
PD Grade 7 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 7 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	175,000,000		96,000,000
PD Grade 7 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	6,000,000		5,000,000
PD Grade 7 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	9,000,000		11,000,000
PD Grade 8 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,515,000,000		1,540,000,000
PD Grade 8 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	979,000,000		997,000,000
PD Grade 8 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	391,000,000		387,000,000
PD Grade 8 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 8 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	144,000,000		151,000,000
PD Grade 8 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		5,000,000
PD Grade 8 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		18,000,000
PD Grade 9 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	944,000,000		752,000,000
PD Grade 9 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	634,000,000		491,000,000
PD Grade 9 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	155,000,000		112,000,000
PD Grade 9 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 9 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	152,000,000		146,000,000
PD Grade 9 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	3,000,000		3,000,000
PD Grade 9 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		15,000,000
PD Grade 10 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	613,000,000		561,000,000
PD Grade 10 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	477,000,000		463,000,000
PD Grade 10 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	27,000,000		12,000,000
PD Grade 10 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 10 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	108,000,000		82,000,000
PD Grade 10 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	1,000,000		4,000,000
PD Grade 10 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	11,000,000		11,000,000
PD Grade 11 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	557,000,000		609,000,000
PD Grade 11 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	432,000,000		493,000,000
PD Grade 11 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 11 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 11 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	123,000,000		113,000,000
PD Grade 11 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	2,000,000		3,000,000
PD Grade 11 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	14,000,000		20,000,000
PD Grade 12 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	176,000,000		285,000,000
PD Grade 12 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	157,000,000		246,000,000
PD Grade 12 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			2,000,000
PD Grade 12 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade				[1]
PD Grade 12 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		30,000,000
PD Grade 12 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000		7,000,000
PD Grade 12 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	5,000,000		12,000,000
PD Grade 13 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	681,000,000		879,000,000
PD Grade 13 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	264,000,000		422,000,000
PD Grade 13 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade
PD Grade 13 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	334,000,000	[1]	276,000,000	[1]
PD Grade 13 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	75,000,000		167,000,000
PD Grade 13 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	8,000,000		14,000,000
PD Grade 13 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	15,000,000		51,000,000
PD Grade 14,15,16 [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	566,000,000		1,022,000,000
PD Grade 14,15,16 [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	290,000,000		423,000,000
PD Grade 14,15,16 [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade			2,000,000
PD Grade 14,15,16 [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	4,000,000	[1]	101,000,000	[1]
PD Grade 14,15,16 [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	225,000,000		375,000,000
PD Grade 14,15,16 [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	47,000,000		121,000,000
PD Grade 14,15,16 [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Commercial loan, Disaggregated by PD grade	58,000,000		164,000,000
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	9,108,000,000		8,553,000,000
Total loans individually evaluated for impairment	285,000,000		456,000,000
Commercial Loan [Member] | General C&I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	6,113,000,000		5,931,000,000
Total loans individually evaluated for impairment	95,000,000		161,000,000
Commercial Loan [Member] | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,394,000,000		817,000,000
Total loans individually evaluated for impairment
Commercial Loan [Member] | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	338,000,000	[1]	377,000,000	[1]
Total loans individually evaluated for impairment	75,000,000	[1]	53,000,000	[1]
Commercial Loan [Member] | Income CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	1,187,000,000		1,265,000,000
Total loans individually evaluated for impairment	70,000,000		142,000,000
Commercial Loan [Member] | Residential CRE [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	76,000,000		163,000,000
Total loans individually evaluated for impairment	45,000,000		100,000,000
Commercial Loan [Member] | Allowance For Loan Losses [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans collectively evaluated for impairment	149,000,000		316,000,000
Total loans individually evaluated for impairment	$ 37,000,000		$ 79,000,000

[1]	Balances as of December 31, 2011 and 2010 presented net of $34.2 million and $35.6 million respectively lower of cost or market ("LOCOM") valuation allowance. Based on the underlying structure of the notes, the highest possible internal grade is "13". Portfolio reserve estimate considers recent financial performance of individual borrowers and other factors.